Capital stock (Details 3) - yr	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)	4.6	4.6
Risk free interest rate	2.63%	0.75%
Dividend yield	0.00%	0.00%
Expected volatility	73.85%	69.03%